EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER COMMON SHARE [Abstract]
Computation of Basic and Diluted Earnings Per Common Share

	December 31,	December 31,
	2012	2011

Net loss attributed to common shareholders	$(6,735,281)	$(1,353,903)

Denominator for basic earnings per share-weighted average shares outstanding	30,419,556	26,391,204

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	30,419,556	26,391,204

Income (loss) per common share - basic	$(0.22)	$(0.05)

Income (loss) per common share- diluted	$(0.22)	$(0.05)

Anti-Dilutive Securities Outstanding Excluded from Computation

	December 31,	December 31,
	2012	2011

Warrants	12,972,664	8,668,701
Convertible Debt Issued December 14, 2011 (number of shares including related warrants upon conversion of 3,061,034)	4,706,782	-
Convertible Debt Issued August 9, 2012 (number of shares including related warrants upon conversion of 371,000)	742,000	-
Restricted Stock	550,000	700,000
Options	465,000	35,000
	19,436,446	9,403,701